Bank Loans (Tables)	12 Months Ended
Mar. 31, 2026
Bank Loans [Abstract]
Schedule of Outstanding Balance of Banking Facilities

Outstanding balance of banking facilities consisted of the following:

Bank name	Maturity date	Interest rate	Collateral/Guarantee	March 31, 2026	March 31, 2025

United Overseas Bank Limited (“UOB”)	July 2025 (Repaid in July 2025)	2.5%	Personal Guarantee by Choo See Wee, the Chairman of the Company, and GCL BVI.	$-	$209,633
Green Link Digital Bank Pte. Ltd.	December 2027	7.35%	Guaranteed by GCL Global Holdings Ltd. and GCL Global SG Collateral by fixed deposit in bank	1,686,555	-
Citi Bank	October 2025 to December 2025 (Repaid in December 2025)	3.40%-6.14%	Personal Guarantee by Choo See Wee, the Chairman of the Company. Collateral by fixed deposit in bank	-	2,738,728
HSBC Bank	April 2026 to June 2026	2.78%-5.54%	Personal Guarantee by Choo See Wee, the Chairman of the Company. Collateral by fixed deposit in bank	7,566,619	6,015,053
HSBC Bank (1)	May 2030	3.74%-4.25%	Personal Guarantee by GCL Global Holdings Ltd. Collateral by fixed deposit in bank	36,822,683	-
HSBC Bank	April 2026 to May 2026	4.22%	Guaranteed by Ban Leong	426,091	-
HSBC Loan (2)	February 2027	6.33%	Personal Guarantee by Choo See Wee, the Chairman of the Company.	1,375,000	2,875,000
HSBC Bank	April 2026 to May 2026	2.80%-2.86%	None	6,055,822	-
DBS Bank Ltd	May 2027	6.88%	Personal Guarantee by Choo See Wee, the Chairman of the Company, and Tan Jian Hao, the CEO of Titan Digital	47,860	82,810
Total				$53,980,630	$11,921,224
Bank Loans, current				$21,715,464	$10,500,085
Bank Loans, non-current				$32,265,166	$1,421,139

(1)	Acquisition of Ban Leong (see Note 4) was financed through a secured term loan facility with The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) and the Company’s cash on hand. The HSBC term loan facility is secured by all assets of GCL Global SG, has a tenure of five years, bears a floating interest rate ranging from 3.74% to 4.25%, and requires quarterly repayments, with the final installment due in May 2030. In addition, the Company incurred aggregate structuring fees of $593,297, which the Company determined to be debt issuance costs to be recorded as a reduction of the loan balance. These costs are amortized over the term of the loan facility using the effective interest method. As of March 31, 2026, the unamortized debt issuance costs related to the HSBC term loan facility amounted to $461,826.
(2)	From April 2024 to the date of the issuance of these consolidated financial statements, the Company obtained long term bank loans from HSBC Bank for an aggregate total of approximately $2.7 million to be due starting from February 2027. These bank loans bear interest rates per annum of 6.33%